Organization and Principal Activities (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Organization and Principal Activities [Abstract]
Repaid paid-in-capital of VIE to VIE's shareholders	7.9
Registered capital and PRC statutory reserves of VIEs used to solely settle obligations of VIE		$ 4.2	25.5